FINANCE INCOME AND FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income And Expenses [Abstract]
Schedule of Finance Income and Finance Expenses

	Year ended December 31,
	2025	2024	2023
Foreign exchange gain	7,724	1,433	375
Interest income	102	137	259
Total finance income	7,826	1,570	634

Finance expense consists of the following:
Foreign exchange loss	5	117	1,298
Unwinding of deferred consideration	211	1,289	735
Interest expense on lease liabilities	324	249	165
Interest expense on borrowings(1)	7,068	1,260	—
Other finance results(2)	838	180	73
Total finance expenses	8,446	3,095	2,271
Net finance expense	(620)	(1,525)	(1,637)
(1) Interest expense on borrowings is partially offset by the net interest income of $1,178 from the settlements of the derivative financial instrument used to hedge liabilities for the year ended December 31, 2025.
(2) Included within Other finance results is an amount of $728 relating to bank fees that were fully settled in cash during the year ended December 31, 2025.